Bank Financing and Debt (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2017	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2016
Line of Credit Facility [Line Items]
Face value of debt	$ 10,280,000,000	$ 9,470,000,000
Repayment of senior notes	1,244,000,000	199,000,000	$ 0
Loss on early extinguishment of debt	(49,000,000)	$ 0	$ 0
Senior Notes [Member]
Line of Credit Facility [Line Items]
Repayment of senior notes	$ 1,200,000,000.00
Senior Notes due 2023 2.90% [Member]
Line of Credit Facility [Line Items]
Face value of debt				$ 400,000,000
Stated interest rate	2.90%
Senior Notes due 2028 3.70% [Member]
Line of Credit Facility [Line Items]
Face value of debt				$ 500,000,000
Stated interest rate	3.70%
Senior Notes due 2023 2.50% [Member]
Line of Credit Facility [Line Items]
Face value of debt					$ 400,000,000
Stated interest rate	2.50%
Senior Notes due 2028 3.375% [Member]
Line of Credit Facility [Line Items]
Face value of debt					$ 500,000,000
Stated interest rate	3.375%
Senior Notes due 2020 [Member]
Line of Credit Facility [Line Items]
Stated interest rate	5.75%			5.75%
Debt redemptions				$ 500,000,000
Senior Notes due 2018 [Member]
Line of Credit Facility [Line Items]
Stated interest rate	4.625%				4.625%
Debt redemptions					$ 300,000,000
Loss on early extinguishment of debt	$ 49,000,000
Loss on early extinguishment of debt. net of tax	$ 31,000,000
Senior Notes due 2017 [Member]
Line of Credit Facility [Line Items]
Stated interest rate	1.95%				1.95%
Debt redemptions					$ 400,000,000
Senior Notes due 2027 [Member]
Line of Credit Facility [Line Items]
Face value of debt						$ 700,000,000
Stated interest rate	2.90%					2.90%
Senior Debentures due 2016 [Member]
Line of Credit Facility [Line Items]
Stated interest rate							7.625%
Debt redemptions							$ 200,000,000